Note 6 - Capital Stock - Warrant Liability Activity (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Statement Line Items [Line Items]
Balance at beginning of year	$ 4,850,000	$ 215,000
Warrants issued		6,592,000
Warrants exercised		(1,742,000)
Reclassification on change of functional currency		(215,000)
Balance at end of year	$ 4,850,000	$ 4,850,000